Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	Our IT general controls cybersecurity policies, standards, processes and practices are fully integrated into our risk management approach.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	In general, we seek to address IT general controls cybersecurity risks through a comprehensive, cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.
Cybersecurity Risk Role of Management [Text Block]

Risk Management and Strategy

As part of the critical elements of our overall risk management approach, our cybersecurity program is focused on the following key areas:

●	Governance: As discussed in more detail under the heading “Governance,” our management oversees our cybersecurity risk management and interacts with our Sarbanes-Oxley Act, or SOX, advisor and our Information Security advisor and other relevant members of management.
●	Collaborative Approach: we have implemented a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
●	Technical Safeguards: we deploy technical safeguards that are designed to protect our information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Recovery Planning: we have established and maintained comprehensive recovery plans that fully address our response to a cybersecurity incident, and such plans are tested and evaluated on a regular basis.
●	Education and Awareness: We provide regular, mandatory training for personnel regarding cybersecurity threats as a means to equip our personnel with effective tools to address cybersecurity threats, and to communicate our evolving information security policies, standards, processes and practices.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our management interacts with our SOX advisor and our Information Security advisor and other relevant members of management. Our Information Security advisor is responsible for assessing and managing cyber risk management, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts. Our Information Security advisor has experience selecting, deploying, and operating cybersecurity technologies, initiatives, and processes, and relies on threat intelligence as well as other information obtained from governmental, public or private sources. The board of directors is engaged in our cybersecurity monitoring managed by our Information Security advisor, receives updates on IT general controls, and a set of policies and procedures that govern how our IT systems operate and ensure the confidentiality, integrity, and availability of data as well as on cybersecurity risks, including prevention of data theft, unauthorized access, operational disruption, and data breaches. Any issues are appropriately addressed in a timely manner. Our management also receives prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as ongoing updates regarding any such incident until it has been addressed. On an annual basis, our management discusses our approach to IT general controls and cybersecurity risk management with our SOX advisor.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Information Security advisor is responsible for assessing and managing cyber risk management, informs senior management regarding the prevention, detection, mitigation, and remediation of cybersecurity incidents and supervises such efforts.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Information Security advisor has experience selecting, deploying, and operating cybersecurity technologies, initiatives, and processes, and relies on threat intelligence as well as other information obtained from governmental, public or private sources.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management also receives prompt and timely information regarding any cybersecurity incident that meets established reporting thresholds, as well as ongoing updates regarding any such incident until it has been addressed.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of April 28, 2026, we do not believe that we have experienced any cybersecurity attack. Cybersecurity threats and cybersecurity incidents, if they occur, can materially affect or are reasonably likely to affect us, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false